SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Details) - Profit Sharing and Savings Plan $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Entity tax identification number	27-4358837
Plan number	002
Notes receivable from participants	$ 61,573
Total Investments and Loans	$ 2,129,935
O'Reilly Automotive, Inc. common stock
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	orly:OReillyAutomotiveIncMember
Current Value	$ 597,747
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Common And Collective Trusts, Fidelity Institutional Asset Management Core Plus - Class I
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	orly:FidelityInstitutionalAssetManagementCorePlusClassIMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
Current Value	$ 12,966
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Common And Collective Trusts, Harbor Capital Appreciation Fund, R
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	orly:HarborCapitalAppreciationFundRMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
Current Value	$ 18,139
Investment, Identifier [Axis]: Common And Collective Trusts, T. Rowe Price Retirement 2005 Trust, K
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	orly:T.RowePriceRetirement2005TrustKMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
Current Value	$ 3,138
Investment, Identifier [Axis]: Common And Collective Trusts, T. Rowe Price Retirement 2010 Trust, K
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	orly:T.RowePriceRetirement2010TrustKMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
Current Value	$ 9,685
Investment, Identifier [Axis]: Common And Collective Trusts, T. Rowe Price Retirement 2015 Trust, K
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	orly:T.RowePriceRetirement2015TrustKMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
Current Value	$ 26,608
Investment, Identifier [Axis]: Common And Collective Trusts, T. Rowe Price Retirement 2020 Trust, K
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	orly:T.RowePriceRetirement2020TrustKMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
Current Value	$ 54,522
Investment, Identifier [Axis]: Common And Collective Trusts, T. Rowe Price Retirement 2025 Trust, K
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	orly:T.RowePriceRetirement2025TrustKMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
Current Value	$ 110,630
Investment, Identifier [Axis]: Common And Collective Trusts, T. Rowe Price Retirement 2030 Trust, K
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	orly:T.RowePriceRetirement2030TrustKMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
Current Value	$ 157,248
Investment, Identifier [Axis]: Common And Collective Trusts, T. Rowe Price Retirement 2035 Trust, K
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	orly:T.RowePriceRetirement2035TrustKMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
Current Value	$ 187,602
Investment, Identifier [Axis]: Common And Collective Trusts, T. Rowe Price Retirement 2040 Trust, K
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	orly:T.RowePriceRetirement2040TrustKMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
Current Value	$ 159,136
Investment, Identifier [Axis]: Common And Collective Trusts, T. Rowe Price Retirement 2045 Trust, K
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	orly:T.RowePriceRetirement2045TrustKMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
Current Value	$ 156,023
Investment, Identifier [Axis]: Common And Collective Trusts, T. Rowe Price Retirement 2050 Trust, K
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	orly:T.RowePriceRetirement2050TrustKMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
Current Value	$ 142,654
Investment, Identifier [Axis]: Common And Collective Trusts, T. Rowe Price Retirement 2055 Trust, K
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	orly:T.RowePriceRetirement2055TrustKMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
Current Value	$ 125,090
Investment, Identifier [Axis]: Common And Collective Trusts, T. Rowe Price Retirement 2060 Trust, K
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	orly:T.RowePriceRetirement2060TrustKMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
Current Value	$ 76,322
Investment, Identifier [Axis]: Common And Collective Trusts, T. Rowe Price Retirement 2065 Trust, K
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	orly:T.RowePriceRetirement2065TrustKMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
Current Value	$ 35,976
Investment, Identifier [Axis]: Common And Collective Trusts, T. Rowe Price Stable Value Common Trust Fund, N
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	orly:T.RowePriceStableValueCommonTrustFundNMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
Current Value	$ 28,356
Investment, Identifier [Axis]: Registered Investment Company Mutual Funds, American Beacon Small Cap Value Fund, Institutional
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	orly:AmericanBeaconSmallCapValueFundInstitutionalMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
Current Value	$ 3,830
Investment, Identifier [Axis]: Registered Investment Company Mutual Funds, Artisan International Value Fund Investor Class
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	orly:ArtisanInternationalValueFundInvestorClassMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
Current Value	$ 1,776
Investment, Identifier [Axis]: Registered Investment Company Mutual Funds, BlackRock Equity Dividend Fund, I
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	orly:BlackrockEquityDividendFundIMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
Current Value	$ 6,649
Investment, Identifier [Axis]: Registered Investment Company Mutual Funds, Fidelity 500 Index Fund
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	orly:Fidelity500IndexFundMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
Current Value	$ 79,575
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Registered Investment Company Mutual Funds, Fidelity Extended Market Index Fund
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	orly:FidelityExtendedMarketIndexFundMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
Current Value	$ 10,507
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Registered Investment Company Mutual Funds, Fidelity U.S. Bond Index Fund
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	orly:FidelityU.s.BondIndexFundMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
Current Value	$ 4,970
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Registered Investment Company Mutual Funds, JPMorgan Mid Cap Value Fund, L
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	orly:JpMorganMidCapValueFundLMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
Current Value	$ 5,187
Investment, Identifier [Axis]: Registered Investment Company Mutual Funds, PIMCO Income Fund Institutional Class
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	orly:PimcoIncomeFundInstitutionalClassMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
Current Value	$ 7,229
Investment, Identifier [Axis]: Registered Investment Company Mutual Funds, T. Rowe Price Institutional Mid Cap Equity Growth
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	orly:T.RowePriceInstitutionalMidCapEquityGrowthMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
Current Value	$ 6,665
Investment, Identifier [Axis]: Registered Investment Company Mutual Funds, T. Rowe Price QM U.S. Small-Cap Growth Equity Fund
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	orly:T.RowePriceQmU.s.SmallCapGrowthEquityFundMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
Current Value	$ 6,930
Investment, Identifier [Axis]: Registered Investment Company Mutual Funds, Vanguard Federal Money Market Fund
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	orly:VanguardFederalMoneyMarketFundMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
Current Value	$ 541
Investment, Identifier [Axis]: Registered Investment Company Mutual Funds, Vanguard Inflation-Protected Securities Fund, Admiral
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	orly:VanguardInflationProtectedSecuritiesFundAdmiralMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
Current Value	$ 5,011
Investment, Identifier [Axis]: Registered Investment Company Mutual Funds, Vanguard International Growth Fund
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	orly:VanguardInternationalGrowthFundMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
Current Value	$ 6,561
Investment, Identifier [Axis]: Registered Investment Company Mutual Funds, Vanguard Total International Stock Index Fund, Admiral
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	orly:VanguardTotalInternationalStockIndexFundAdmiralMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
Current Value	$ 21,089
Maximum
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Interest rates of notes receivable from participants	10.25%
Minimum
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Interest rates of notes receivable from participants	4.25%